UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C. 20549

                          FORM 13F


                     FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [x]: Amendment Number: 2

This Amendment (Check only one):

[x]  is a restatement
[ ]  adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:       DKR Oasis Management Company L.P.
Address:    1281 East Main Street
	    Stamford, CT 06902

13F File Number: 28-13553

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Phillip M. Meyer
Title:	Chief Compliance Officer and Legal Counsel
Phone:	(852) 2847-7798


Signature, Place, and Date of Signing:

/s/ Phllip M. Meyer, Hong Kong, 09/21/2009

Report Type (Check only one):

[X] 	 13F HOLDINGS REPORT.
[   ] 	 13F NOTICE.
[   ] 	 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE



                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

No.  Form 13F File Number    Name


Form 13F Information Table Entry Total: 17

Form 13F Information Table Value Total: $66,553.54 (x1000)

No Puts and Calls

                        Form 13F Information Table


Name Of Issuer                   Title Of Class      Cusip        Value (x1000)       Quantity   Shrs/ Other Invt      Vtng
                                                                                                 PRN     Mgr Disc      Authy

ALTERNATIVE ASSET MGMT ACQU      *W EXP 08/01/201    02149U119            13.00        100,000   PRN         Defined   Defined
BOISE INC                        *W EXP 06/18/201    09746Y113            03.72         37,195   PRN         Defined   Defined
CITIGROUP INC                    COM                 172967101        11,278.05      3,797,323   SH          Defined   Defined
FISHER SCIENTIFIC INTL INC       NOTE  2.500%10/0    338032AW5        34,825.26     20,100,000   PRN         Defined   Defined
HUMAN GENOME SCIENCES INC        NOTE  2.250%10/1    444903AK4         1,210.00      2,000,000   PRN         Defined   Defined
INFORMATION SERVICES GROUP I     *W EXP 01/31/201    45675Y112            07.69        109,700   PRN         Defined   Defined
PHOENIX TECHNOLOGY LTD           COM                 719153108           436.31        161,000   SH          Defined   Defined
RASER TECHNOLOGIES INC           COM                 754055101         3,079.31      1,099,753   SH          Defined   Defined
TREMISIS ENERGY ACQ CORP II      *W EXP 12/05/201    89472N119            24.00        200,000   PRN         Defined   Defined
TRIAN ACQUISITION I CORP         *W EXP 01/23/201    89582E116            06.74         29,300   PRN         Defined   Defined
2020 CHINACAP ACQUIRCO INC       *W EXP 11/08/201    90212G117            33.75        225,000   PRN         Defined   Defined
US BANCORP DEL                   DBCV        12/1    902973AM8        14,044.50     15,000,000   PRN         Defined   Defined
UNITED REFINING ENERGY CORP      *W EXP 12/11/201    911360113            45.00        500,000   PRN         Defined   Defined
QIAO XING UNIVERSAL TELEPHON     ORD                 G7303A109         1,400.00        800,000   SH          Defined   Defined
TONGXIN INTERNATIONAL LTD        *W EXP 04/10/201    G8918T111            59.27         41,450   PRN         Defined   Defined
VANTAGE DRILLING COMPANY         *W EXP 05/24/201    G93205121            28.78        179,900   PRN         Defined   Defined
SEANERGY MARITIME HLDGS CORP     *W EXP 09/24/201    Y73760111            58.16        290,800   PRN         Defined   Defined
